Annual Operating Expenses {- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund AMCIZ PRO-09 - Fidelity New Markets Income Fund	Mar. 01, 2022
Fidelity Advisor New Markets Income Fund: Class A
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	1.12%
Fidelity Advisor New Markets Income Fund: Class M
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	1.12%
Fidelity Advisor New Markets Income Fund: Class C
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual operating expenses	1.86%
Fidelity Advisor New Markets Income Fund: Class I
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.83%
Fidelity Advisor New Markets Income Fund: Class Z
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.72%